Intangible Assets and Goodwill - Summary of Key Assumptions Used in Calculating Recoverable Amount (Detail)	12 Months Ended
Dec. 31, 2017
Key Assumptions Used In Calculating Recoverable Amount [Abstract]
Discount rate (pre-tax)	8.20%
Terminal value growth rate	1.10%
Budgeted Adjusted EBITDA growth rate throughout the forecast	0.00%